Loss/Earnings Per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Loss/Earnings Per Share
15	LOSS/EARNINGS PER SHARE
The calculation of basic loss per share for the year ended December 31, 2020 was based on the loss attributable to equity holders of the Company of RMB11,836 million and the weighted average number of shares of 16,379,509,203 in issue during the year.
The calculation of basic earnings per share for the year ended December 31, 2019 was based on the profit attributable to equity holders of the Company of RMB3,192 million and the weighted average number of shares of 15,104,893,522 in issue during the year.
The calculation of basic earnings per share for the year ended December 31, 2018 was based on the profit attributable to equity holders of the Company of RMB2,698 million and the weighted average number of shares of 14,467,585,682 in issue during the year.
The Company had no potentially dilutive options or other financial instruments relating to the ordinary shares in issue during the years ended December 31, 2020, 2019 and 2018.